U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1.  Name and address of issuer:

Lehman Brothers Institutional Funds Group Trust
One Exchange Place, 4th Floor
Boston, Massachusetts 02109

2.  Name of each series or class of funds for which this notice is filed:

Prime Money Market Fund

Prime Value Money Market Fund

Government Obligations Money Market Fund

Cash Management Fund

Treasury Instruments Money Market Fund II

100 % Treasury Instruments Money Market Fund

Municipal Money Market Fund

Tax-Free Money Market Fund

Short Duration U.S. Government Fund

Floating Rate U.S. Government Fund


3.  Investment Company Act File Number:

811-7364

      Securities Act File Number:

33-55034

4.  Last day of fiscal year for which this notice is filed:

January 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal
year but before termination of the issuer's 24f-2 declaration:

[ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable
(see Instruction A.6):

Not applicable
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a
prior fiscal year, but which remained unsold at the beginning of the fiscal year:

None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

4,033,312,876 shares*
$4,033,312,876

* Of these shares, 3,498,952,797 shares are being used to reduce the registration fee pursuant to this Rule 24f-2 Notice, leaving 534,360,079 shares unsold.

9.  Number and aggregate sale price of securities sold during the fiscal year:

159,891,181,655 shares
$159,891,611,251

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

156,392,228,858 shares
$156,392,658,454

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
 (see Instruction B.7):

All shares issued in connection with dividend reinvestment plans were included in the securities reported in item 9.
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12.  Calculation of registration fee:
	( i)	Aggregate sale price of securities sold during the fiscal
		year in reliance on rule 24f-2 (from Item 10):	$156,392,658,454

	(ii)	Aggregate price of shares issued in connection with
		dividend reinvestment plans (from Item 11, if applicable):	+ $0

	(iii)	Aggregate price of shares redeemed or repurchased during
		the fiscal year (if applicable)	- $156,392,658,454
	(iv)	Aggregate price of shares redeemed or repurchased and
		previously applied as a reduction to filing fees pursuant to
		rule 24e-2 (if applicable):	+                 0

	( v)	Net aggregate price of securities sold and issued during
		the fiscal year in reliance on rule 24f-2 [line (i), plus line
		(ii), less line (iii), plus line (iv)] (if applicable):	$               0

	(vi)	Multiplier prescribed by Section 6(b) of the Securities Act
		of 1933 or other applicable law or regulation	     1
		(see Instruction C.6):	x          2900

	(vii)	 Fee due [line (i) or line (v) multiplied by line (vi)]:	$
       0
Instructions:  Issuer should complete lines (ii), (iii), (iv) and (v) only if the form is
being filed within 60 days after the close of the issuer's fiscal year.  See
 Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
 Procedures
(17 CFR 202.3a).
[ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

Not applicable

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SIGNATURE
This report has been signed below by the following person on behalf of the issuer
and in the capacity and on the date indicated.

By (Signature and Title)**


/s/ Kirby Richards
Kirby Richards
Assistant Treasurer

Date:  March 27, 1996

**Please print the name and title of the signing officer below the signature